Portfolio of Investments
Columbia Acorn® Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 3.1%
Entertainment 3.1%
Take-Two Interactive Software, Inc.(a)	382,000	45,309,020
Zynga, Inc., Class A(a)	7,701,000	52,751,850
Total		98,060,870
Total Communication Services		98,060,870
Consumer Discretionary 10.6%
Auto Components 0.1%
LCI Industries	66,874	4,469,189
Diversified Consumer Services 2.9%
Bright Horizons Family Solutions, Inc.(a)	233,973	23,865,246
Chegg, Inc.(a)	1,252,168	44,802,571
Grand Canyon Education, Inc.(a)	311,287	23,746,529
Total		92,414,346
Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc.(a)	39,800	26,045,120
Choice Hotels International, Inc.	93,212	5,709,235
Churchill Downs, Inc.	148,548	15,293,017
Planet Fitness, Inc., Class A(a)	400,000	19,480,000
Wingstop, Inc.	396,000	31,561,200
Total		98,088,572
Household Durables 1.5%
Helen of Troy Ltd.(a)	207,197	29,842,584
Skyline Champion Corp.(a)	1,119,405	17,552,270
Total		47,394,854
Specialty Retail 2.5%
Boot Barn Holdings, Inc.(a)	30,246	391,081
Five Below, Inc.(a)	336,614	23,690,893
Tractor Supply Co.	393,448	33,266,029
Williams-Sonoma, Inc.	475,000	20,197,000
Total		77,545,003
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	221,900	14,585,487
Total Consumer Discretionary		334,497,451
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 1.8%
Food Products 0.8%
Lamb Weston Holdings, Inc.	420,000	23,982,000
Household Products 1.0%
WD-40 Co.	161,809	32,499,337
Total Consumer Staples		56,481,337
Financials 6.7%
Banks 1.1%
OFG Bancorp	1,612,838	18,031,529
SVB Financial Group(a)	104,768	15,828,349
Total		33,859,878
Capital Markets 3.3%
Ares Management Corp., Class A	1,638,335	50,673,701
Hamilton Lane, Inc., Class A	214,128	11,843,420
Houlihan Lokey, Inc.	456,342	23,784,545
Raymond James Financial, Inc.	277,123	17,514,174
Total		103,815,840
Consumer Finance 1.5%
FirstCash, Inc.	465,000	33,359,100
OneMain Holdings, Inc.	695,000	13,288,400
Total		46,647,500
Thrifts & Mortgage Finance 0.8%
Walker & Dunlop, Inc.	651,766	26,246,617
Total Financials		210,569,835
Health Care 32.5%
Biotechnology 9.0%
ACADIA Pharmaceuticals, Inc.(a)	1,074,882	45,413,764
Agios Pharmaceuticals, Inc.(a)	23,994	851,307
Anika Therapeutics, Inc.(a)	563,624	16,294,370
Argenx SE, ADR(a)	218,766	28,818,045
CRISPR Therapeutics AG(a)	782,561	33,188,412
Fate Therapeutics, Inc.(a)	254,042	5,642,273
Immunomedics, Inc.(a)	1,535,996	20,705,226
Insmed, Inc.(a)	1,249,000	20,021,470
Intercept Pharmaceuticals, Inc.(a)	109,113	6,869,754
MacroGenics, Inc.(a)	1,009,869	5,877,438
Columbia Acorn® Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	750,000	22,395,000
Sarepta Therapeutics, Inc.(a)	175,517	17,169,073
Seattle Genetics, Inc.(a)	505,700	58,347,666
Total		281,593,798
Health Care Equipment & Supplies 10.5%
Globus Medical, Inc., Class A(a)	1,016,000	43,210,480
Haemonetics Corp.(a)	250,000	24,915,000
Hill-Rom Holdings, Inc.	496,300	49,927,780
Masimo Corp.(a)	422,802	74,886,690
Penumbra, Inc.(a)	164,232	26,495,549
STERIS PLC	291,209	40,760,524
Tactile Systems Technology, Inc.(a)	430,687	17,296,390
Varian Medical Systems, Inc.(a)	181,796	18,663,177
West Pharmaceutical Services, Inc.	230,000	35,017,500
Total		331,173,090
Health Care Providers & Services 4.9%
Amedisys, Inc.(a)	187,300	34,377,042
Chemed Corp.	135,438	58,671,742
Encompass Health Corp.	640,243	40,994,759
HealthEquity, Inc.(a)	415,000	20,994,850
Total		155,038,393
Health Care Technology 2.0%
Livongo Health, Inc.(a)	1,273,852	36,342,998
Teladoc Health, Inc.(a)	178,000	27,591,780
Total		63,934,778
Life Sciences Tools & Services 3.9%
Bio-Rad Laboratories, Inc., Class A(a)	82,000	28,745,920
Bio-Techne Corp.	179,802	34,094,055
Pra Health Sciences, Inc.(a)	379,340	31,500,394
Repligen Corp.(a)	306,000	29,541,240
Total		123,881,609
Pharmaceuticals 2.2%
Horizon Therapeutics PLC(a)	832,589	24,661,286
Reata Pharmaceuticals, Inc., Class A(a)	191,871	27,694,660
Theravance Biopharma, Inc.(a)	770,892	17,815,314
Total		70,171,260
Total Health Care		1,025,792,928
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 15.4%
Aerospace & Defense 2.4%
BWX Technologies, Inc.	709,000	34,535,390
Curtiss-Wright Corp.	311,000	28,739,510
HEICO Corp., Class A	201,272	12,861,281
Total		76,136,181
Building Products 1.6%
Allegion PLC	542,420	49,913,488
Commercial Services & Supplies 1.6%
Copart, Inc.(a)	430,000	29,463,600
Unifirst Corp.	138,000	20,850,420
Total		50,314,020
Electrical Equipment 0.8%
Atkore International Group, Inc.(a)	1,228,496	25,884,411
Machinery 5.6%
Donaldson Co., Inc.	550,000	21,246,500
Graco, Inc.	612,836	29,863,498
IDEX Corp.	188,000	25,964,680
ITT, Inc.	502,070	22,773,895
SPX Corp.(a)	1,318,635	43,040,247
Toro Co. (The)	483,510	31,471,666
Total		174,360,486
Professional Services 1.5%
Exponent, Inc.	648,000	46,597,680
Road & Rail 0.8%
Old Dominion Freight Line, Inc.	195,960	25,721,710
Trading Companies & Distributors 1.1%
Watsco, Inc.	224,750	35,517,242
Total Industrials		484,445,218
Information Technology 21.3%
Electronic Equipment, Instruments & Components 2.0%
CDW Corp.	233,872	21,813,241
Dolby Laboratories, Inc., Class A	280,000	15,178,800
ePlus, Inc.(a)	424,122	26,558,520
Total		63,550,561

2	Columbia Acorn® Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 6.1%
Booz Allen Hamilton Holdings Corp.	557,985	38,300,090
EPAM Systems, Inc.(a)	257,012	47,716,848
Gartner, Inc.(a)	154,100	15,343,737
GoDaddy, Inc., Class A(a)	325,000	18,560,750
Jack Henry & Associates, Inc.	343,500	53,324,940
Wix.com Ltd.(a)	186,500	18,802,930
Total		192,049,295
Semiconductors & Semiconductor Equipment 2.8%
Cabot Microelectronics Corp.	163,000	18,604,820
MKS Instruments, Inc.	398,294	32,441,046
Teradyne, Inc.	705,061	38,193,155
Total		89,239,021
Software 10.4%
Alteryx, Inc., Class A(a)	314,752	29,954,948
ANSYS, Inc.(a)	81,417	18,927,010
Blackline, Inc.(a)	614,977	32,353,940
CyberArk Software Ltd.(a)	216,638	18,535,547
DocuSign, Inc.(a)	314,959	29,102,212
j2 Global, Inc.	410,000	30,688,500
Manhattan Associates, Inc.(a)	589,760	29,381,843
Mimecast Ltd.(a)	939,465	33,163,114
Paylocity Holding Corp.(a)	168,528	14,884,393
Qualys, Inc.(a)	562,637	48,943,793
Zscaler, Inc.(a),(b)	667,176	40,604,331
Total		326,539,631
Total Information Technology		671,378,508
Materials 1.0%
Containers & Packaging 1.0%
Avery Dennison Corp.	324,021	33,008,019
Total Materials		33,008,019
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.7%
Equity Real Estate Investment Trusts (REITS) 3.0%
Americold Realty Trust	1,099,532	37,428,069
Equity Commonwealth	1,064,300	33,748,953
Lamar Advertising Co., Class A	486,593	24,952,489
Total		96,129,511
Real Estate Management & Development 1.7%
Colliers International Group, Inc.	317,374	15,237,126
FirstService Corp.	217,000	16,735,040
Jones Lang LaSalle, Inc.	211,256	21,332,631
Total		53,304,797
Total Real Estate		149,434,308
Total Common Stocks (Cost: $2,978,601,023)		3,063,668,474

Securities Lending Collateral 0.1%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(c),(d)	1,717,125	1,717,125
Total Securities Lending Collateral (Cost: $1,717,125)		1,717,125

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 0.787%(c),(e)	118,984,363	118,924,871
Total Money Market Funds (Cost: $118,957,158)		118,924,871
Total Investments in Securities (Cost $3,099,275,306)		3,184,310,470
Obligation to Return Collateral for Securities Loaned		(1,717,125)
Other Assets & Liabilities, Net		(29,165,944)
Net Assets		$3,153,427,401

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $1,734,510.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
Columbia Acorn® Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	57,996,583	489,127,711	(428,139,931)	118,984,363	(51,239)	(32,287)	404,343	118,924,871
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Acorn® Fund | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn International®, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.7%
Issuer	Shares	Value ($)
Australia 3.3%
carsales.com Ltd.	3,033,523	21,797,081
Cleanaway Waste Management Ltd.	13,423,503	14,158,102
Evolution Mining Ltd.	3,469,000	8,107,534
National Storage REIT	19,549,881	18,961,407
Total		63,024,124
Brazil 1.7%
Ez Tec Empreendimentos e Participacoes SA	1,649,000	9,425,396
Notre Dame Intermedica Participacoes SA	666,000	5,724,209
Sul America SA	986,400	6,460,074
TOTVS SA	1,170,000	10,470,353
Total		32,080,032
Cambodia 0.8%
NagaCorp Ltd.	14,602,000	14,781,526
Canada 3.9%
Agnico Eagle Mines Ltd.	478,533	19,103,236
CCL Industries, Inc.	1,014,004	30,831,544
Parex Resources, Inc.(a)	725,300	6,133,070
Pason Systems, Inc.	1,319,000	5,857,848
Winpak Ltd.	382,342	11,818,288
Total		73,743,986
China 2.9%
A-Living Services Co., Ltd.	4,384,000	21,024,836
Minth Group Ltd.	3,885,000	8,260,083
New Oriental Education & Technology Group, Inc., ADR(a)	140,114	15,165,939
Shenzhou International Group Holdings Ltd.	971,000	10,185,854
Total		54,636,712
Cyprus 0.0%
TCS Group Holding PLC, GDR(b)	49,482	572,012
Denmark 2.4%
SimCorp AS	532,852	44,428,221
France 0.8%
Akka Technologies	351,511	9,783,422
Robertet SA	7,000	5,940,244
Total		15,723,666
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 8.3%
Corestate Capital Holding SA(a),(c)	291,500	8,516,907
Eckert & Ziegler Strahlen- und Medizintechnik AG	93,444	14,512,918
Hypoport AG(a)	82,338	23,577,577
MTU Aero Engines AG	98,912	14,302,363
Nemetschek SE	600,880	29,291,520
Rational AG	52,402	27,712,992
Stroeer SE & Co. KGaA	176,150	9,051,450
TeamViewer AG(a)	479,967	19,515,920
Varta AG(a),(c)	150,040	10,557,219
Total		157,038,866
Hong Kong 1.0%
Value Partners Group Ltd.	12,727,000	5,407,211
Vitasoy International Holdings Ltd.	4,658,000	14,017,726
Total		19,424,937
India 1.1%
Bandhan Bank Ltd.	2,102,080	5,643,873
Cholamandalam Investment and Finance Co., Ltd.	3,352,635	6,766,857
Zee Entertainment Enterprises Ltd.	5,618,278	9,143,179
Total		21,553,909
Ireland 1.7%
UDG Healthcare PLC	4,105,015	31,939,349
Israel 0.6%
CyberArk Software Ltd.(a)	134,000	11,465,040
Italy 3.2%
Amplifon SpA	459,194	9,327,718
Freni Brembo SpA	2,075,561	15,390,049
Industria Macchine Automatiche SpA	401,173	23,526,848
Nexi SpA(a)	960,000	12,488,577
Total		60,733,192
Japan 21.2%
Aeon Credit Service Co., Ltd.	1,011,500	10,806,949
Aeon Mall Co., Ltd.	1,213,600	15,317,270
Aica Kogyo Co., Ltd.	305,100	8,705,256
Aruhi Corp.(c)	1,003,000	11,336,091
Azbil Corp.	607,940	15,710,622
Columbia Acorn International® | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
CyberAgent, Inc.	780,100	30,233,469
Daifuku Co., Ltd.	150,100	9,406,514
Daiseki Co., Ltd.	451,700	9,564,529
Disco Corp.	61,700	12,003,912
Fuji Oil Holdings, Inc.	817,100	19,664,408
Fuso Chemical Co., Ltd.	94,400	2,647,200
Glory Ltd.	503,700	11,573,287
Hikari Tsushin, Inc.	156,928	26,259,235
Hoshizaki Corp.	137,000	10,247,841
Invesco Office J-REIT, Inc.	78,000	10,332,115
KH Neochem Co., Ltd.	75,600	1,061,942
Lasertec Corp.	416,700	19,322,240
Mandom Corp.	812,200	15,520,774
MonotaRO Co., Ltd	520,500	13,752,351
Nihon M&A Center, Inc.	231,700	6,310,550
Nihon Unisys Ltd.	790,700	21,090,550
NSD Co., Ltd.	785,400	10,467,545
Persol Holdings Co., Ltd.	954,800	9,553,832
Santen Pharmaceutical Co., Ltd.	1,211,400	20,789,764
Seiren Co., Ltd.	797,000	9,545,972
Sekisui Chemical Co., Ltd.	1,619,300	21,332,814
Seria Co., Ltd.	456,091	13,191,030
Solasto Corp.	1,719,100	15,949,309
Ushio, Inc.	1,268,200	12,068,974
Valqua Ltd.	462,800	7,472,594
Total		401,238,939
Malta 0.6%
Kindred Group PLC	2,993,507	10,967,508
Mexico 0.5%
Corporación Inmobiliaria Vesta SAB de CV	4,072,000	4,710,114
Qualitas Controladora SAB de CV	1,734,002	4,432,496
Total		9,142,610
Netherlands 3.7%
Aalberts NV	559,127	13,395,343
Argenx SE, ADR(a)	162,000	21,340,260
BE Semiconductor Industries NV	336,500	10,305,933
IMCD NV	346,000	24,828,118
Total		69,869,654
Common Stocks (continued)
Issuer	Shares	Value ($)
New Zealand 1.1%
Fisher & Paykel Healthcare Corp., Ltd.	1,157,000	21,032,491
Russian Federation 0.6%
TCS Group Holding PLC, GDR	942,700	10,897,612
Singapore 2.0%
Mapletree Commercial Trust	14,258,300	18,287,389
Singapore Exchange	3,049,200	19,638,230
Total		37,925,619
South Africa 0.7%
Pepkor Holdings Ltd.	10,570,000	6,401,706
PSG Group Ltd.	908,770	6,544,860
Total		12,946,566
South Korea 2.8%
DoubleUGames Co., Ltd.	419,574	14,872,707
Koh Young Technology, Inc.	257,554	16,315,955
Korea Investment Holdings Co., Ltd.	557,098	22,460,391
Total		53,649,053
Spain 1.3%
Befesa SA	494,857	14,376,779
Vidrala SA	113,000	10,065,243
Total		24,442,022
Sweden 6.3%
AddTech AB, Class B	558,174	13,621,875
Dometic Group AB	2,177,397	9,647,675
Dustin Group AB	1,016,691	4,814,406
Hexagon AB, Class B	699,561	29,581,066
Munters Group AB(a)	3,371,333	9,349,727
Sectra AB, Class B(a)	265,000	9,866,923
Sweco AB, Class B	857,153	24,338,268
Trelleborg AB, Class B(a)	1,742,586	18,538,698
Total		119,758,638
Switzerland 3.0%
Belimo Holding AG, Registered Shares	4,122	26,269,785
Inficon Holding AG	29,613	18,815,503
Kardex AG	89,964	12,371,588
Total		57,456,876

6	Columbia Acorn International® | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 4.0%
Getac Technology Corp.	7,472,000	10,413,192
Grape King Bio Ltd.	1,443,000	9,382,059
Parade Technologies Ltd.	916,000	19,360,324
Silergy Corp.	343,000	11,125,447
Sinbon Electronics Co., Ltd.	4,366,000	17,972,932
Voltronic Power Technology Corp.	350,000	7,273,639
Total		75,527,593
Thailand 0.5%
Muangthai Capital PCL, Foreign Registered Shares	9,048,400	9,589,539
United Kingdom 11.8%
Abcam PLC	1,211,085	17,194,023
Auto Trader Group PLC	1,712,306	9,252,952
Dechra Pharmaceuticals PLC	824,027	23,762,826
Diploma PLC	522,000	10,451,539
Genus PLC	144,000	5,818,920
Halma PLC	1,033,631	24,275,922
Intermediate Capital Group PLC	1,884,382	20,798,230
Rentokil Initial PLC	4,652,043	22,218,092
Rightmove PLC	6,651,860	40,117,114
Safestore Holdings PLC	1,205,563	9,533,125
Spirax-Sarco Engineering PLC	258,025	25,903,900
WH Smith PLC	1,040,564	14,615,687
Total		223,942,330
Common Stocks (continued)
Issuer	Shares	Value ($)
United States 0.9%
Inter Parfums, Inc.	352,851	16,354,644
Total Common Stocks (Cost: $1,714,065,330)		1,755,887,266

Securities Lending Collateral 0.8%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(d),(e)	15,914,589	15,914,589
Total Securities Lending Collateral (Cost: $15,914,589)		15,914,589

Money Market Funds 4.9%

Columbia Short-Term Cash Fund, 0.787%(d),(f)	92,986,888	92,940,395
Total Money Market Funds (Cost: $92,977,611)		92,940,395
Total Investments in Securities (Cost: $1,822,957,530)		1,864,742,250
Obligation to Return Collateral for Securities Loaned		(15,914,589)
Other Assets & Liabilities, Net		45,920,790
Net Assets		$1,894,748,451

At March 31, 2020, securities and/or cash totaling $15,210,400 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	1,301	06/2020	USD	101,432,465	9,256,844	—
MSCI Emerging Markets Index	542	06/2020	USD	22,842,590	1,375,059	—
Total					10,631,903	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $572,012, which represents 0.03% of total net assets.
(c)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $13,698,274.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(e)	Investment made with cash collateral received from securities lending activity.
Columbia Acorn International® | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Acorn International®, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	55,986,344	217,705,367	(180,704,823)	92,986,888	(1,091)	(37,216)	202,600	92,940,395
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Acorn International® | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn USA®, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 91.0%
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Auto Components 0.3%
LCI Industries	10,685	714,078
Diversified Consumer Services 1.3%
Chegg, Inc.(a)	44,000	1,574,320
Grand Canyon Education, Inc.(a)	17,100	1,304,473
Total		2,878,793
Hotels, Restaurants & Leisure 0.6%
Extended Stay America, Inc.	168,696	1,233,168
Household Durables 2.7%
Helen of Troy Ltd.(a)	28,101	4,047,387
Skyline Champion Corp.(a)	116,617	1,828,555
Total		5,875,942
Leisure Products 1.1%
Brunswick Corp.	65,099	2,302,552
Specialty Retail 0.6%
Boot Barn Holdings, Inc.(a)	92,514	1,196,206
Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	33,965	2,232,519
Total Consumer Discretionary		16,433,258
Consumer Staples 5.0%
Beverages 0.9%
Primo Water Corp.	213,787	1,936,910
Food & Staples Retailing 1.3%
BJ’s Wholesale Club Holdings, Inc.(a)	111,401	2,837,384
Household Products 1.8%
WD-40 Co.	19,898	3,996,513
Personal Products 1.0%
Inter Parfums, Inc.	47,164	2,186,051
Total Consumer Staples		10,956,858
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.0%
Banks 2.7%
Lakeland Financial Corp.	81,540	2,996,595
OFG Bancorp	22,350	249,873
Trico Bancshares	86,253	2,572,064
Total		5,818,532
Capital Markets 1.2%
Houlihan Lokey, Inc.	48,793	2,543,091
Consumer Finance 1.8%
FirstCash, Inc.	53,827	3,861,549
Insurance 1.3%
Palomar Holdings, Inc.(a)	48,410	2,815,526
Thrifts & Mortgage Finance 3.0%
Merchants Bancorp	229,052	3,477,009
Walker & Dunlop, Inc.	79,132	3,186,646
Total		6,663,655
Total Financials		21,702,353
Health Care 31.5%
Biotechnology 11.4%
ACADIA Pharmaceuticals, Inc.(a)	51,000	2,154,750
Acceleron Pharma, Inc.(a)	28,724	2,581,426
Agios Pharmaceuticals, Inc.(a)	5,261	186,660
Enanta Pharmaceuticals, Inc.(a)	32,000	1,645,760
Fate Therapeutics, Inc.(a)	52,765	1,171,911
Immunomedics, Inc.(a)	268,761	3,622,898
Insmed, Inc.(a)	146,194	2,343,490
Intercept Pharmaceuticals, Inc.(a)	46,820	2,947,787
Kiniksa Pharmaceuticals Ltd., Class A(a)	196,012	3,034,266
MacroGenics, Inc.(a)	217,858	1,267,933
Natera, Inc.(a)	126,079	3,764,719
Total		24,721,600
Health Care Equipment & Supplies 7.1%
Atrion Corp.	3,363	2,185,950
AxoGen, Inc.(a)	283,849	2,952,030
Globus Medical, Inc., Class A(a)	78,365	3,332,863
Haemonetics Corp.(a)	10,300	1,026,498
Columbia Acorn USA® | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Penumbra, Inc.(a)	9,042	1,458,746
SI-BONE, Inc.(a)	200,351	2,394,194
Tactile Systems Technology, Inc.(a)	53,913	2,165,146
Total		15,515,427
Health Care Providers & Services 6.1%
Amedisys, Inc.(a)	14,350	2,633,799
Chemed Corp.	7,654	3,315,713
Corvel Corp.(a)	34,992	1,907,414
LHC Group, Inc.(a)	9,325	1,307,365
National Research Corp., Class A	89,559	4,073,143
Total		13,237,434
Health Care Technology 2.6%
Livongo Health, Inc.(a)	96,968	2,766,497
Teladoc Health, Inc.(a)	17,850	2,766,929
Total		5,533,426
Life Sciences Tools & Services 1.9%
NanoString Technologies, Inc.(a)	75,631	1,818,926
Repligen Corp.(a)	23,250	2,244,555
Total		4,063,481
Pharmaceuticals 2.4%
Reata Pharmaceuticals, Inc., Class A(a)	9,400	1,356,796
Theravance Biopharma, Inc.(a)	170,421	3,938,429
Total		5,295,225
Total Health Care		68,366,593
Industrials 14.2%
Aerospace & Defense 0.8%
BWX Technologies, Inc.	37,749	1,838,754
Commercial Services & Supplies 2.4%
Brink’s Co. (The)	42,875	2,231,644
Healthcare Services Group, Inc.	46,500	1,111,815
Unifirst Corp.	11,788	1,781,049
Total		5,124,508
Construction & Engineering 1.5%
Comfort Systems U.S.A., Inc.	86,350	3,156,092
Electrical Equipment 1.1%
Atkore International Group, Inc.(a)	112,848	2,377,707
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.3%
ITT, Inc.	45,773	2,076,264
SPX Corp.(a)	104,966	3,426,090
Watts Water Technologies, Inc., Class A	19,800	1,676,070
Total		7,178,424
Professional Services 3.4%
Exponent, Inc.	68,211	4,905,053
ICF International, Inc.	37,270	2,560,449
Total		7,465,502
Road & Rail 0.9%
Saia, Inc.(a)	27,742	2,040,147
Trading Companies & Distributors 0.8%
SiteOne Landscape Supply, Inc.(a)	23,055	1,697,309
Total Industrials		30,878,443
Information Technology 17.3%
Electronic Equipment, Instruments & Components 2.6%
Badger Meter, Inc.	55,657	2,983,215
ePlus, Inc.(a)	42,420	2,656,341
Total		5,639,556
IT Services 1.3%
Endava PLC, ADR(a)	28,352	996,856
LiveRamp Holdings, Inc.(a)	58,251	1,917,623
Total		2,914,479
Semiconductors & Semiconductor Equipment 2.6%
Advanced Energy Industries, Inc.(a)	34,995	1,696,908
Inphi Corp.(a)	26,114	2,067,445
Onto Innovation, Inc.(a)	62,080	1,841,914
Total		5,606,267
Software 10.8%
Alteryx, Inc., Class A(a)	16,900	1,608,373
Blackline, Inc.(a)	71,827	3,778,819
CyberArk Software Ltd.(a)	17,386	1,487,546
j2 Global, Inc.	58,292	4,363,156
Manhattan Associates, Inc.(a)	75,205	3,746,713

10	Columbia Acorn USA® | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mimecast Ltd.(a)	97,621	3,446,021
Qualys, Inc.(a)	57,499	5,001,838
Total		23,432,466
Total Information Technology		37,592,768
Materials 1.1%
Chemicals 1.1%
PolyOne Corp.	121,683	2,308,327
Total Materials		2,308,327
Real Estate 4.3%
Equity Real Estate Investment Trusts (REITS) 1.4%
UMH Properties, Inc.	269,286	2,924,446
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	30,593	1,468,770
FirstService Corp.	48,732	3,758,212
Redfin Corp.(a)	73,000	1,125,660
Total		6,352,642
Total Real Estate		9,277,088
Total Common Stocks (Cost: $207,639,870)		197,515,688

Limited Partnerships 0.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Hotels, Restaurants & Leisure 0.4%
Cedar Fair LP	49,743	912,286
Total Consumer Discretionary		912,286
Total Limited Partnerships (Cost: $2,575,251)		912,286

Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	17,402,435	17,393,734
Total Money Market Funds (Cost: $17,399,295)		17,393,734
Total Investments in Securities (Cost $227,614,416)		215,821,708
Other Assets & Liabilities, Net		1,256,761
Net Assets		$217,078,469

At March 31, 2020, securities and/or cash totaling $1,519,400 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Russell 2000 Index E-mini	214	06/2020	USD	12,279,320	843,474	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	13,293,422	63,217,667	(59,108,654)	17,402,435	(823)	(5,561)	54,132	17,393,734
Abbreviation Legend
ADR	American Depositary Receipt
Columbia Acorn USA® | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Acorn USA®, March 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Acorn USA® | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn International SelectSM, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.2%
Issuer	Shares	Value ($)
Australia 1.5%
carsales.com Ltd.	323,659	2,325,620
Brazil 3.2%
Sul America SA	379,100	2,482,780
TOTVS SA	255,900	2,290,054
Total		4,772,834
Canada 3.2%
CCL Industries, Inc.	142,523	4,333,517
Winpak Ltd.	17,294	534,562
Total		4,868,079
China 11.2%
A-Living Services Co., Ltd.	688,000	3,299,518
NetEase, Inc., ADR	15,443	4,956,585
New Oriental Education & Technology Group, Inc., ADR(a)	42,027	4,549,003
Shenzhou International Group Holdings Ltd.	402,000	4,217,006
Total		17,022,112
Denmark 2.6%
SimCorp AS	46,969	3,916,189
Germany 7.5%
MTU Aero Engines AG	18,725	2,707,576
Nemetschek SE	102,805	5,011,508
Rational AG	6,938	3,669,187
Total		11,388,271
Hong Kong 1.7%
Vitasoy International Holdings Ltd.	856,000	2,576,036
India 1.1%
Cholamandalam Investment and Finance Co., Ltd.	845,775	1,707,087
Italy 2.0%
Nexi SpA(a)	231,616	3,013,077
Japan 19.0%
Aeon Credit Service Co., Ltd.	246,200	2,630,421
CyberAgent, Inc.	93,100	3,608,173
Fuji Oil Holdings, Inc.	138,500	3,333,155
Hikari Tsushin, Inc.	26,800	4,484,525
Nihon Unisys Ltd.	154,900	4,131,689
Common Stocks (continued)
Issuer	Shares	Value ($)
Obic Co., Ltd.	28,800	3,752,345
Recruit Holdings Co., Ltd.	149,400	3,859,193
Sekisui Chemical Co., Ltd.	231,500	3,049,803
Total		28,849,304
Netherlands 5.3%
Koninklijke Philips NV	196,588	8,071,384
New Zealand 1.4%
Fisher & Paykel Healthcare Corp., Ltd.	113,306	2,059,730
Singapore 2.1%
Singapore Exchange	494,000	3,181,584
South Korea 4.4%
Koh Young Technology, Inc.	46,046	2,916,998
Korea Investment Holdings Co., Ltd.	92,712	3,737,848
Total		6,654,846
Sweden 10.9%
Hexagon AB, Class B	142,177	6,011,981
Sectra AB, Class B(a)	86,700	3,228,159
Sweco AB, Class B	163,205	4,634,093
Trelleborg AB, Class B(a)	243,520	2,590,715
Total		16,464,948
Switzerland 4.8%
Belimo Holding AG, Registered Shares	681	4,340,059
Partners Group Holding AG	4,292	2,938,586
Total		7,278,645
Taiwan 2.2%
Largan Precision Co., Ltd.	26,000	3,283,001
United Kingdom 11.1%
Dechra Pharmaceuticals PLC	108,912	3,140,743
Halma PLC	128,398	3,015,563
Intermediate Capital Group PLC	271,819	3,000,110
Rentokil Initial PLC	774,952	3,701,160
Rightmove PLC	655,767	3,954,906
Total		16,812,482
Total Common Stocks (Cost: $151,259,699)		144,245,229

Columbia Acorn International SelectSM | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, March 31, 2020 (Unaudited)
Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	4,310,768	4,308,612
Total Money Market Funds (Cost: $4,310,363)		4,308,612
Total Investments in Securities (Cost: $155,570,062)		148,553,841
Other Assets & Liabilities, Net		3,029,665
Net Assets		$151,583,506
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,151,656	42,008,285	(38,849,173)	4,310,768	(3,356)	(1,751)	24,203	4,308,612
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Acorn International SelectSM | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn SelectSM, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 4.5%
Entertainment 4.5%
Zynga, Inc., Class A(a)	1,526,271	10,454,956
Total Communication Services		10,454,956
Consumer Discretionary 5.5%
Specialty Retail 5.5%
Boot Barn Holdings, Inc.(a)	372,650	4,818,365
Five Below, Inc.(a)	112,946	7,949,139
Total		12,767,504
Total Consumer Discretionary		12,767,504
Consumer Staples 3.4%
Food & Staples Retailing 3.4%
BJ’s Wholesale Club Holdings, Inc.(a)	307,321	7,827,466
Total Consumer Staples		7,827,466
Financials 9.5%
Banks 3.1%
SVB Financial Group(a)	46,815	7,072,810
Capital Markets 4.1%
Ares Management Corp., Class A	309,268	9,565,660
Thrifts & Mortgage Finance 2.3%
Walker & Dunlop, Inc.	130,049	5,237,073
Total Financials		21,875,543
Health Care 28.9%
Biotechnology 6.5%
ACADIA Pharmaceuticals, Inc.(a)	88,982	3,759,490
Agios Pharmaceuticals, Inc.(a)	7,350	260,778
Immunomedics, Inc.(a)	255,000	3,437,400
Seattle Genetics, Inc.(a)	65,761	7,587,504
Total		15,045,172
Health Care Equipment & Supplies 7.1%
Masimo Corp.(a)	59,883	10,606,477
Tactile Systems Technology, Inc.(a)	144,688	5,810,670
Total		16,417,147
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 9.7%
Chemed Corp.	25,826	11,187,823
Encompass Health Corp.	175,325	11,226,060
Total		22,413,883
Life Sciences Tools & Services 3.8%
Pra Health Sciences, Inc.(a)	107,334	8,913,015
Pharmaceuticals 1.8%
Theravance Biopharma, Inc.(a)	176,140	4,070,596
Total Health Care		66,859,813
Industrials 12.8%
Construction & Engineering 2.1%
Comfort Systems U.S.A., Inc.	135,415	4,949,418
Electrical Equipment 3.2%
Atkore International Group, Inc.(a)	345,050	7,270,204
Machinery 6.0%
ITT, Inc.	114,704	5,202,973
SPX Corp.(a)	264,684	8,639,286
Total		13,842,259
Trading Companies & Distributors 1.5%
Air Lease Corp.	158,702	3,513,662
Total Industrials		29,575,543
Information Technology 28.3%
Electronic Equipment, Instruments & Components 2.3%
Cognex Corp.	123,252	5,203,699
IT Services 8.8%
Gartner, Inc.(a)	51,830	5,160,713
GoDaddy, Inc., Class A(a)	167,958	9,592,081
LiveRamp Holdings, Inc.(a)	171,000	5,629,320
Total		20,382,114
Semiconductors & Semiconductor Equipment 3.4%
MKS Instruments, Inc.	97,211	7,917,836
Columbia Acorn SelectSM | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 13.8%
Alteryx, Inc., Class A(a)	105,581	10,048,144
Cadence Design Systems, Inc.(a)	165,324	10,917,997
Qualys, Inc.(a)	126,017	10,962,219
Total		31,928,360
Total Information Technology		65,432,009
Real Estate 3.4%
Equity Real Estate Investment Trusts (REITS) 3.4%
UMH Properties, Inc.	718,592	7,803,909
Total Real Estate		7,803,909
Total Common Stocks (Cost: $222,089,574)		222,596,743

Money Market Funds 3.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	8,693,289	8,688,943
Total Money Market Funds (Cost: $8,689,164)		8,688,943
Total Investments in Securities (Cost $230,778,738)		231,285,686
Other Assets & Liabilities, Net		(105,181)
Net Assets		$231,180,505

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	745,920	67,855,863	(59,908,494)	8,693,289	(19,920)	(221)	22,952	8,688,943
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Acorn Select with and into Columbia Acorn Fund. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
16	Columbia Acorn SelectSM | Quarterly Report 2020

Portfolio of Investments
Columbia Thermostat FundSM, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 70.9%
Issuer	Shares	Value ($)
Dividend Income 7.1%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,719,174	54,193,126
Total Dividend Income		54,193,126
International Small Mid Cap 7.1%
Columbia Acorn International®, Institutional 3 Class(a)	2,172,925	53,866,814
Total International Small Mid Cap		53,866,814
U.S. Large Cap 42.5%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,388,771	53,604,014
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,684,519	54,146,753
Columbia Large Cap Index Fund, Institutional 3 Class(a)	5,270,677	215,359,859
Total U.S. Large Cap		323,110,626
U.S. Mid Cap 7.1%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	4,551,313	54,069,597
Total U.S. Mid Cap		54,069,597
U.S. Small Mid Cap 7.1%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	4,326,341	54,036,003
Total U.S. Small Mid Cap		54,036,003
Total Equity Funds (Cost: $510,334,897)		539,276,166

Exchange-Traded Fixed Income Funds 3.0%

Multisector 3.0%
Columbia Diversified Fixed Income Allocation ETF(a)	1,128,436	22,422,024
Total Multisector		22,422,024
Total Exchange-Traded Fixed Income Funds (Cost: $21,598,026)		22,422,024

Fixed Income Funds 24.3%
Issuer	Shares	Value ($)
Inflation Protected Securities 2.7%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a),(b)	2,070,014	20,265,433
Total Inflation Protected Securities		20,265,433
Investment Grade 21.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,132,438	21,772,193
Columbia Quality Income Fund, Institutional 3 Class(a)	7,563,960	40,618,467
Columbia Short Term Bond Fund, Institutional 3 Class(a)	3,266,859	30,577,804
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	5,803,810	71,444,896
Total Investment Grades		164,413,360
Total Fixed Income Funds (Cost: $179,254,816)		184,678,793

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(a),(c)	6,100,204	6,097,154
Total Money Market Funds (Cost: $6,097,209)		6,097,154
Total Investments in Securities (Cost $717,284,948)		752,474,137
Other Assets & Liabilities, Net		7,613,430
Net Assets		$760,087,567
Columbia Thermostat FundSM | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	413,525	1,874,405	(115,005)	2,172,925	334,954	(1,045,955)	—	—	53,866,814
Columbia Acorn SelectSM, Institutional 3 Class
	934,588	3,898,674	(281,949)	4,551,313	605,819	1,013,892	—	—	54,069,597
Columbia Acorn® Fund, Institutional 3 Class
	898,189	3,696,505	(268,353)	4,326,341	143,673	1,341,684	—	—	54,036,003
Columbia Contrarian Core Fund, Institutional 3 Class
	520,355	2,045,001	(176,585)	2,388,771	353,164	589,021	—	—	53,604,014
Columbia Corporate Income Fund, Institutional 3 Class
	5,328,073	713,916	(3,909,551)	2,132,438	(1,207,663)	(2,602,647)	408,176	—	21,772,193
Columbia Diversified Fixed Income Allocation ETF
	2,750,083	343,465	(1,965,112)	1,128,436	(3,131,106)	(2,093,093)	313,124	—	22,422,024
Columbia Dividend Income Fund, Institutional 3 Class
	573,097	2,366,243	(220,166)	2,719,174	223,292	(73,531)	285,702	—	54,193,126
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	5,817,386	710,113	(4,457,485)	2,070,014	(40,646)	(1,102,106)	—	—	20,265,433
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	562,946	2,314,871	(193,298)	2,684,519	317,009	234,048	—	—	54,146,753
Columbia Large Cap Index Fund, Institutional 3 Class
	1,122,403	4,552,756	(404,482)	5,270,677	1,792,216	1,121,580	—	—	215,359,859
Columbia Quality Income Fund, Institutional 3 Class
	20,667,880	2,467,297	(15,571,217)	7,563,960	1,718,399	(2,470,749)	698,551	—	40,618,467
Columbia Short Term Bond Fund, Institutional 3 Class
	8,617,919	1,144,063	(6,495,123)	3,266,859	(1,612,429)	(2,234,782)	650,411	—	30,577,804
Columbia Short-Term Cash Fund, 0.787%
	6,263,810	71,523,800	(71,687,406)	6,100,204	(1,468)	(55)	22,987	—	6,097,154
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	17,495,440	1,806,665	(13,498,295)	5,803,810	16,436,899	(1,281,425)	928,975	—	71,444,896
Total of Affiliated Transactions					15,932,113	(8,604,118)	3,307,926	—	752,474,137

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
18	Columbia Thermostat FundSM | Quarterly Report 2020

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 87.5%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 2.0%
PT Tower Bersama Infrastructure Tbk	11,459,500	635,723
Interactive Media & Services 0.8%
Info Edge India Ltd.	10,261	276,445
Media 1.5%
Zee Entertainment Enterprises Ltd.	289,704	471,464
Total Communication Services		1,383,632
Consumer Discretionary 16.9%
Auto Components 1.6%
Minth Group Ltd.	169,000	359,319
Tube Investments of India Ltd.	37,802	137,204
Total		496,523
Diversified Consumer Services 3.6%
New Oriental Education & Technology Group, Inc., ADR(a)	10,831	1,172,347
Hotels, Restaurants & Leisure 5.2%
DoubleUGames Co., Ltd.	28,001	992,556
NagaCorp Ltd.	497,000	503,110
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a),(b)	250,000	191,223
Total		1,686,889
Household Durables 1.6%
Ez Tec Empreendimentos e Participacoes SA	90,500	517,282
Multiline Retail 0.4%
Magazine Luiza SA	16,900	128,081
Specialty Retail 1.5%
Pepkor Holdings Ltd.	789,084	477,908
Textiles, Apparel & Luxury Goods 3.0%
Shenzhou International Group Holdings Ltd.	48,000	503,523
Stella International Holdings Ltd.	426,500	447,973
Total		951,496
Total Consumer Discretionary		5,430,526
Consumer Staples 7.0%
Food & Staples Retailing 1.1%
Clicks Group Ltd.	25,688	370,254
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 3.9%
Universal Robina Corp.	80,000	163,640
Vitasoy International Holdings Ltd.	360,000	1,083,380
Total		1,247,020
Personal Products 2.0%
Grape King Bio Ltd.	98,000	637,174
Total Consumer Staples		2,254,448
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
Parex Resources, Inc.(a)	18,500	156,434
Total Energy		156,434
Financials 18.2%
Banks 4.5%
Bandhan Bank Ltd.	117,705	316,026
Commercial International Bank of Egypt(a)	89,591	332,257
Security Bank Corp.	243,530	511,184
TCS Group Holding PLC, GDR	25,875	299,115
Total		1,458,582
Capital Markets 4.0%
Korea Investment Holdings Co., Ltd.	26,200	1,056,300
Value Partners Group Ltd.	553,000	234,948
Total		1,291,248
Consumer Finance 3.8%
AEON Credit Service M Bhd	150,000	290,384
ASA International Group PLC	69,500	82,010
Cholamandalam Investment and Finance Co., Ltd.	243,676	491,828
Muangthai Capital PCL, Foreign Registered Shares	337,300	357,472
Total		1,221,694
Diversified Financial Services 2.6%
Chailease Holding Co., Ltd.	89,420	269,327
PSG Group Ltd.	75,904	546,652
Total		815,979
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.3%
Qualitas Controladora SAB de CV	240,983	616,006
Sul America SA	69,200	453,201
Total		1,069,207
Total Financials		5,856,710
Health Care 5.5%
Health Care Providers & Services 2.8%
Bangkok Chain Hospital PCL, Foreign Registered Shares	1,285,300	442,909
Notre Dame Intermedica Participacoes SA	53,900	463,265
Total		906,174
Pharmaceuticals 2.7%
China Medical System Holdings Ltd.	392,000	419,347
Mega Lifesciences PCL, Foreign Registered Shares	679,500	457,642
Total		876,989
Total Health Care		1,783,163
Industrials 10.2%
Commercial Services & Supplies 4.4%
A-Living Services Co., Ltd.	179,000	858,450
KEPCO Plant Service & Engineering Co., Ltd.	23,201	551,210
Total		1,409,660
Electrical Equipment 3.5%
Voltronic Power Technology Corp.	54,850	1,139,883
Professional Services 2.3%
51job, Inc., ADR(a)	7,057	433,229
TeamLease Services Ltd.(a)	14,717	315,755
Total		748,984
Total Industrials		3,298,527
Information Technology 22.4%
Electronic Equipment, Instruments & Components 7.8%
Largan Precision Co., Ltd.	9,000	1,136,423
Sinbon Electronics Co., Ltd.	335,000	1,379,050
Total		2,515,473
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 9.3%
ASM Pacific Technology Ltd.	21,000	194,719
Koh Young Technology, Inc.	16,022	1,014,988
Parade Technologies Ltd.	54,000	1,141,329
Silergy Corp.	20,000	648,714
Total		2,999,750
Software 3.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)	39,775	359,062
TOTVS SA	76,900	688,180
Total		1,047,242
Technology Hardware, Storage & Peripherals 2.0%
Getac Technology Corp.	456,000	635,495
Total Information Technology		7,197,960
Materials 1.1%
Chemicals 1.1%
PI Industries Ltd.	22,718	352,446
Total Materials		352,446
Real Estate 1.4%
Real Estate Management & Development 1.4%
Corporación Inmobiliaria Vesta SAB de CV	306,000	353,953
Multiplan Empreendimentos Imobiliarios SA	28,000	104,270
Total		458,223
Total Real Estate		458,223
Total Common Stocks (Cost: $33,621,674)		28,172,069

Securities Lending Collateral 0.6%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(c),(d)	203,833	203,833
Total Securities Lending Collateral (Cost: $203,833)		203,833

20	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, March 31, 2020 (Unaudited)
Money Market Funds 11.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(e)	3,729,751	3,727,886
Total Money Market Funds (Cost: $3,729,653)		3,727,886
Total Investments in Securities (Cost $37,555,160)		32,103,788
Obligation to Return Collateral for Securities Loaned		(203,833)
Other Assets & Liabilities, Net		286,939
Net Assets		$32,186,894
At March 31, 2020, securities and/or cash totaling $368,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	67	06/2020	USD	2,823,715	185,572	—
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $191,192.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	1,956,200	7,460,010	(5,686,459)	3,729,751	(551)	(1,767)	8,419	3,727,886
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fund Merger
In February 2020, the Board of Trustees approved an Agreement and Plan of Reorganization to reorganize Columbia Acorn Emerging Markets Fund with and into Columbia Acorn International. Pursuant to applicable law (including the 1940 Act) the reorganization may be implemented without shareholder approval. The reorganization is expected to occur in the third quarter of 2020 and are expected to be a tax-free reorganization for U.S. federal income tax purposes.
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2020	21

Portfolio of Investments
Columbia Acorn European FundSM, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.1%
Issuer	Shares	Value ($)
Communication Services 5.9%
Interactive Media & Services 4.5%
Auto Trader Group PLC	116,251	628,197
Rightmove PLC	340,952	2,056,268
Total		2,684,465
Media 1.4%
Stroeer SE & Co. KGaA	16,158	830,277
Total Communication Services		3,514,742
Consumer Discretionary 4.7%
Auto Components 1.7%
Dometic Group AB	132,809	588,454
Freni Brembo SpA	61,631	456,987
Total		1,045,441
Hotels, Restaurants & Leisure 1.0%
Kindred Group PLC	158,318	580,040
Internet & Direct Marketing Retail 1.1%
Dustin Group AB	137,779	652,434
Specialty Retail 0.9%
WH Smith PLC	37,264	523,408
Total Consumer Discretionary		2,801,323
Consumer Staples 0.5%
Food Products 0.5%
Kernel Holding SA	39,049	310,045
Total Consumer Staples		310,045
Financials 5.4%
Capital Markets 4.0%
Deutsche Beteiligungs AG	20,108	569,676
Intermediate Capital Group PLC	104,346	1,151,684
Partners Group Holding AG	916	627,154
Total		2,348,514
Diversified Financial Services 1.4%
Hypoport AG(a)	2,954	845,881
Total Financials		3,194,395
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 14.6%
Biotechnology 1.2%
Abcam PLC	50,092	711,166
Health Care Equipment & Supplies 6.1%
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,302	668,150
Sectra AB, Class B(a)	79,579	2,963,018
Total		3,631,168
Health Care Providers & Services 3.3%
Amplifon SpA	30,118	611,794
UDG Healthcare PLC	171,992	1,338,196
Total		1,949,990
Pharmaceuticals 4.0%
ALK-Abello AS(a)	3,413	761,358
Dechra Pharmaceuticals PLC	56,907	1,641,052
Total		2,402,410
Total Health Care		8,694,734
Industrials 39.7%
Aerospace & Defense 2.0%
MTU Aero Engines AG	8,191	1,184,393
Building Products 4.4%
Belimo Holding AG, Registered Shares	305	1,943,786
Munters Group AB(a)	243,144	674,312
Total		2,618,098
Commercial Services & Supplies 5.0%
Befesa SA	30,834	895,801
Rentokil Initial PLC	438,379	2,093,692
Total		2,989,493
Construction & Engineering 4.3%
Sweco AB, Class B	90,817	2,578,686
Electrical Equipment 1.2%
Varta AG(a)	9,844	692,650
Machinery 13.8%
Aalberts NV	20,923	501,265
Industria Macchine Automatiche SpA	17,307	1,014,971
Kardex AG	9,704	1,334,466
22	Columbia Acorn European FundSM | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Rational AG	3,362	1,778,006
Spirax-Sarco Engineering PLC	20,114	2,019,305
Trelleborg AB, Class B(a)	98,161	1,044,297
Washtec AG	13,825	547,075
Total		8,239,385
Professional Services 2.6%
Akka Technologies(b)	29,645	825,094
RWS Holdings PLC	123,275	697,411
Total		1,522,505
Trading Companies & Distributors 6.4%
AddTech AB, Class B	57,221	1,396,442
Diploma PLC	34,329	687,339
IMCD NV	23,936	1,717,589
Total		3,801,370
Total Industrials		23,626,580
Information Technology 22.2%
Electronic Equipment, Instruments & Components 11.0%
Carel Industries SpA	110,000	1,410,259
Halma PLC	62,615	1,470,580
Hexagon AB, Class B	43,130	1,823,760
Inficon Holding AG	1,724	1,095,395
Spectris PLC	23,131	696,912
Total		6,496,906
IT Services 1.5%
Nexi SpA(a)	69,611	905,565
Semiconductors & Semiconductor Equipment 1.3%
BE Semiconductor Industries NV	6,500	199,074
Melexis NV	11,254	586,943
Total		786,017
Software 8.4%
Nemetschek SE	37,651	1,835,400
SimCorp AS	23,383	1,949,631
TeamViewer AG(a)	29,416	1,196,083
Total		4,981,114
Total Information Technology		13,169,602
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.9%
Chemicals 2.7%
Robertet SA	1,932	1,639,507
Containers & Packaging 1.2%
Vidrala SA	7,838	698,154
Total Materials		2,337,661
Real Estate 2.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Safestore Holdings PLC	92,753	733,455
Real Estate Management & Development 1.0%
Corestate Capital Holding SA(a)	19,098	557,996
Total Real Estate		1,291,451
Total Common Stocks (Cost: $54,476,521)		58,940,533

Securities Lending Collateral 0.3%
	Shares	Value ($)
Dreyfus Government Cash Manangement Fund, Institutional Shares 0.285%(c),(d)	191,219	191,219
Total Securities Lending Collateral (Cost: $191,219)		191,219

Money Market Funds 1.5%

Columbia Short-Term Cash Fund, 0.787%(c),(e)	899,471	899,022
Total Money Market Funds (Cost: $899,022)		899,022
Total Investments in Securities (Cost $55,566,762)		60,030,774
Obligation to Return Collateral for Securities Loaned		(191,219)
Other Assets & Liabilities, Net		(358,779)
Net Assets		$59,480,776

Columbia Acorn European FundSM | Quarterly Report 2020	23

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $173,967.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	3,469,459	7,858,943	(10,428,931)	899,471	(319)	—	8,820	899,022
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
24	Columbia Acorn European FundSM | Quarterly Report 2020